UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number     811-08245
                                                -----------------------

                           Phoenix Equity Series Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                           -------------

                    Date of fiscal year end: August 31, 2004
                                               -------------

                    Date of reporting period: August 31, 2004
                                             ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

AUGUST 31, 2004

(LOGO)
OAKHURST(R)
[GRAPHIC OMITTED]

Phoenix-Oakhurst Growth & Income Fund

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                                      GO TO
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COMMITTED TO INVESTOR SUCCESS(SM)
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this annual report for the Phoenix Equity Series Fund, which contains the Phoenix-Oakhurst Growth & Income Fund, for the fiscal year ended August 31, 2004.

      The U.S. economy appears to have hit a soft patch in recent months with consumer spending and job growth easing. The markets are concerned about the inflationary impact of rising energy prices, as well as the likely drag on economic growth in the second half of the year. In an effort to subdue inflation, the Federal Reserve has increased short-term interest rates three times in 2004 and appears to be committed to raising rates at a measured pace in the future.

      As always, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your Phoenix Fund investment may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and your Fund, including monthly portfolio updates, please visit PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

SEPTEMBER 30, 2004


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ....................................................................  3
Phoenix-Oakhurst Growth & Income Fund .......................................  5
Notes to Financial Statements ............................................... 18

GLOSSARY

DOW JONES INDUSTRIAL AVERAGE(SM)
A price-weighted average of 30 blue chip stocks. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.

FACTSET RESEARCH SYSTEMS, INC.
An online investment research service that provides global financial and economic information, including fundamental data on companies worldwide, for investment analysis.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL OPEN MARKET COMMITTEE (FOMC)
A key committee in the Federal Reserve System, responsible for setting short-term monetary policy for the Federal Reserve which causes interest rates to rise or fall.

LIPPER, INC.
A nationally recognized organization that ranks the performance of mutual funds. It ranks each fund within a universe of funds similar in portfolio characteristics and capitalization. Rankings in this report are based on total return. Rankings do not include the effect of a fund's sales load, if applicable. A letter score shows the quintile ranking. An "A" indicates a fund was among the top 20% of the funds in its objective.

NASDAQ COMPOSITE(R) INDEX
A market capitalization-weighted index of all issues listed in the NASDAQ (National Association Of Securities Dealers Automated Quotation System) Stock Market, except for closed-end funds, convertible debentures, exchange traded funds, preferred stocks, rights, warrants, units and other derivative securities. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.

PRICE-TO-EARNINGS RATIO (MULTIPLE)
A valuation measure calculated by dividing a stock's price by its current or projected earnings per share. The P/E ratio gives an idea of how much an investor is paying for current or future earnings power.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.

S&P 500(R)/BARRA GROWTH INDEX
The S&P 500(R)/Barra Growth Index is a market capitalization-weighted index of growth-oriented, large capitalization U.S. companies with higher price to book ratios. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.

GLOSSARY

S&P 500(R)/BARRA VALUE INDEX
An index consisting of slower growing or undervalued companies with lower price to book values. The index is calculated on a total-return basis with dividends reinvested. The index performance does not reflect sales charges.


THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-OAKHURST GROWTH & INCOME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, STEVE COLTON

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2004?

A: For the fiscal year ended August 31, 2004, the Fund's Class A shares returned 11.74%, Class B shares returned 10.90% and Class C shares returned 10.80%. For the same period, the S&P 500(R) Index , 1 which is both the broad-based and style-specific equity index appropriate for comparison, returned 11.45%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT FOR INVESTORS?

A: For the 12 months ending August 31, 2004, the financial markets experienced strong economic growth in the midst of sharply higher earnings, rising oil prices, increased short-term interest rates, higher commodity prices, inflationary pressure and overseas terrorist activity. The economy grew as consumers continued to spend money on cell phones, flat panel TVs, PCs and other electronic gadgets. 2 Businesses ramped up spending on capital equipment, and companies finally started hiring new workers. Oil prices climbed over 50% due to high demand from the U.S., China and India. Supplies were also tight due to pipeline attacks in Iraq and political issues in Venezuela, Russia and Norway. With the economy improving, the Federal Open Market Committee (FOMC) began raising the federal funds target rate from a 46-year low of 1% to 1.25% in June, to 1.5% in August, and again, to 1.75% in September.

     Despite these various crosscurrents, stock market indices mostly rose. The S&P 500 Index had a total return of 11.45%, the Dow Jones Industrial Average 1 returned 10.34% and the NASDAQ Composite Index 1 rose a meager 2.05% due to weakness in technology shares. Value priced stocks provided higher returns than growth oriented companies. As a result, the S&P 500(R)/Barra Value Index 1 had a total return of 16.08%, while the S&P 500(R)/Barra Growth Index 1 rose only 6.94%. Value stocks also profited from having more earnings sensitivity to the economic cycle and from rising oil and commodity prices.

Q: HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

A: The Fund had a good year overall. The Class A shares had a total return of 11.74%, which was 29 basis points higher than the Fund's benchmark S&P 500(R) Index. For the year ended August 31, 2004, the Class A shares were ranked 96 out of 952 Large-Cap Core mutual funds, putting it in the top 11% of its peer group and earning the Fund an "A" Quintile Ranking from Lipper. The Class A shares also ranked 232 out of 791 Large-Cap Core funds for the three-year period and 181 out of 603 Large-Cap Core funds for the five-year period ended August 31, 2004. Past performance is no guarantee of future results.

     The portfolio benefited from a lower price-to-earnings (p/e) multiple than the benchmark S&P

500 Index. As mentioned earlier, value (low p/e) stocks beat growth (high p/e) stocks over the 12-month period.

     A number of stocks in the portfolio experienced strong market performance during the period, which, in turn, contributed to the Fund's positive performance. For example, Occidental Petroleum, Chevron Texaco, Briggs & Stratton, Allstate Corporation, Kellogg and Black & Decker performed well.

     Several companies had a negative impact on the portfolio's performance during the fiscal year including two technology stocks--Intel and Agilent Technologies. May Department Stores, Blockbuster and Merrill Lynch also had an adverse impact on performance.

Q: WHAT IS YOUR ECONOMIC AND MARKET OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: Stock market strategists are predicting more growth in the economy and corporate earnings for the coming year. However, the growth rates are expected to slow compared to the rapid increases we experienced over the prior 12 months. This slowdown in growth rates, along with concern over rising interest rates and the outcome of the 2004 presidential election, have recently tempered the outlook for stocks. On the positive side, valuations have become more reasonable as prices have come down and earnings have risen. Also, corporations have accumulated large cash holdings as earnings have surged. These cash positions could be deployed in the form of stock buybacks and dividend increases, both of which would benefit stock prices and investors in turn.

                                                                  SEPTEMBER 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.
1 FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS
  REPORT, SEE THE GLOSSARY ON PAGE 3.
2 SOURCE: FACTSET RESEARCH SYSTEMS, INC.

Phoenix-Oakhurst Growth & Income Fund

AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 8/31/04

                                                          INCEPTION    INCEPTION
                                      1 YEAR    5 YEARS   TO 8/31/04      DATE
                                      -------   -------   ----------   ---------
     Class A Shares at NAV 2           11.74%    (1.68)%    4.56%       9/25/97
     Class A Shares at POP 3            5.31     (2.84)     3.67        9/25/97

     Class B Shares at NAV 2           10.90     (2.41)     3.78        9/25/97
     Class B Shares with CDSC 4         6.90     (2.41)     3.78        9/25/97

     Class C Shares at NAV 2           10.80     (2.41)     3.77        9/25/97
     Class C Shares with CDSC 4        10.80     (2.41)     3.77        9/25/97

     S&P 500(R) Index                  11.45     (2.05)     3.82        9/25/97


GROWTH OF $10,000                                            PERIODS ENDING 8/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                 Phoenix-Oakhurst          Phoenix-Oakhurst          Phoenix-Oakhurst
               Growth & Income Fund      Growth & Income Fund      Growth & Income Fund
                     Class A 5                 Class B 5                 Class C 5                S&P 500 Index
9/25/97               $ 9,425                    $10,000                  $10,000                    $10,000
8/31/98               $ 9,933                    $10,459                  $10,467                    $10,283
8/31/99               $13,978                    $14,612                  $14,609                    $14,384
8/31/00               $16,330                    $16,949                  $16,956                    $16,742
8/31/01               $12,890                    $13,270                  $13,278                    $12,658
8/30/02               $10,525                    $10,760                  $10,757                    $10,380
8/29/03               $11,494                    $11,661                  $11,669                    $11,635
8/31/04               $12,843                    $12,932                  $12,929                    $12,967

SECTOR WEIGHTINGS                     8/31/04

As a percentage of total investments

                                [GRAPHIC OMITTED]

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

Financials                                23%
Information Technology                    16
Consumer Discretionary                    14
Health Care                               13
Industrials                               10
Energy                                     6
Consumer Staples                           6
Other                                     12

1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value)  total  returns do not include the effect of any sales charge.
3 "POP" (Public  Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
5 This chart includes application of initial sales charges on Class A shares and applicable CDSC charges for Class B and Class C shares since inception.

  For information regarding the index, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Oakhurst Growth & Income Fund


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Growth & Income Fund, you incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                               Beginning            Ending         Expenses Paid
Growth & Income Fund         Account Value       Account Value        During
      Class A                March 1, 2004      August 31, 2004       Period*
--------------------------------------------------------------------------------
Actual                         $1,000.00           $  972.60           $6.20
Hypothetical (5% return
  before expenses)              1,000.00            1,018.77            6.36

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 11.74%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,117.40.


                               Beginning            Ending         Expenses Paid
Growth & Income Fund         Account Value       Account Value        During
      Class B                March 1, 2004      August 31, 2004       Period*
--------------------------------------------------------------------------------
Actual                         $1,000.00           $  969.30          $ 9.90
Hypothetical (5% return
  before expenses)              1,000.00            1,014.96           10.18

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 10.90%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,109.00.


                               Beginning            Ending         Expenses Paid
Growth & Income Fund         Account Value       Account Value        During
      Class C                March 1, 2004      August 31, 2004       Period*
--------------------------------------------------------------------------------
Actual                         $1,000.00           $  958.50          $ 9.90
Hypothetical (5% return
  before expenses)              1,000.00            1,014.96           10.18

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 10.80%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT AUGUST 31, 2004 OF $1,108.00.

Phoenix-Oakhurst Growth & Income Fund

     TEN LARGEST HOLDINGS AT AUGUST 31, 2004 (AS A PERCENTAGE OF NET ASSETS)

 1. Exxon Mobil Corp.         3.6%          6. Johnson & Johnson         2.1%
 2. Bank of America Corp.     3.4%          7. J.P. Morgan Chase & Co.   2.1%
 3. Microsoft Corp.           3.2%          8. Time Warner, Inc.         2.0%
 4. Pfizer, Inc.              2.8%          9. Intel Corp.               2.0%
 5. Citigroup, Inc.           2.3%         10. Wachovia Corp.            1.8%


                   SCHEDULE OF INVESTMENTS AT AUGUST 31, 2004


                                                        SHARES       VALUE
                                                       -------   ------------
DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--2.4%
Boeing Co. (The) ..................................     42,800   $  2,235,016
Goodrich Corp. ....................................     34,400      1,092,544
Honeywell International, Inc. .....................     18,600        669,228
Lockheed Martin Corp. .............................     14,000        752,920
United Technologies Corp. .........................     39,000      3,662,490
                                                                 ------------
                                                                    8,412,198
                                                                 ------------
AGRICULTURAL PRODUCTS--0.6%
Archer-Daniels-Midland Co. ........................    111,100      1,774,267
Corn Products International, Inc. .................     10,100        466,115
                                                                 ------------
                                                                    2,240,382
                                                                 ------------
AIR FREIGHT & COURIERS--0.2%
CNF, Inc. .........................................     16,500        676,830

ALUMINUM--0.1%
Alcoa, Inc. .......................................      7,700        249,326

APPAREL RETAIL--0.7%
Gap, Inc. (The) ...................................    102,700      1,924,598
Limited Brands ....................................     22,300        447,784
                                                                 ------------
                                                                    2,372,382
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Autodesk, Inc. ....................................     11,800        524,038
Intuit, Inc.(b) ...................................      5,300        224,137
                                                                 ------------
                                                                      748,175
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.7%
Northern Trust Corp. ..............................    111,100      4,782,855
State Street Corp. ................................     25,200      1,137,528
                                                                 ------------
                                                                    5,920,383
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp. ........................................     12,000        646,560


                                                        SHARES       VALUE
                                                       -------   ------------
AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co. ....................................    131,800   $  1,859,698

BIOTECHNOLOGY--0.5%
Affymetrix, Inc.(b) ...............................      6,500        180,700
Applied Biosystems Group - Applera Corp. ..........     11,000        209,440
Cephalon, Inc.(b) .................................     16,700        785,067
Invitrogen Corp.(b) ...............................      8,300        410,850
                                                                 ------------
                                                                    1,586,057
                                                                 ------------
BUILDING PRODUCTS--0.4%
Masco Corp. .......................................     47,600      1,529,388

CASINOS & GAMING--0.2%
Caesars Entertainment, Inc.(b) ....................     19,200        296,640
Penn National Gaming, Inc.(b) .....................     12,000        466,200
                                                                 ------------
                                                                      762,840
                                                                 ------------
COMMUNICATIONS EQUIPMENT--3.3%
Cisco Systems, Inc.(b) ............................    303,700      5,697,412
Harris Corp. ......................................      7,800        375,648
Motorola, Inc. ....................................    118,400      1,912,160
Polycom, Inc.(b) ..................................      9,000        175,770
QUALCOMM, Inc. ....................................     49,800      1,894,890
Scientific-Atlanta, Inc. ..........................     10,700        291,468
Tellabs, Inc.(b) ..................................    117,500      1,065,725
                                                                 ------------
                                                                   11,413,073
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.2%
RadioShack Corp. ..................................     27,400        738,156

COMPUTER HARDWARE--2.7%
Apple Computer, Inc.(b) ...........................      6,700        231,083
Hewlett-Packard Co. ...............................    169,500      3,032,355
International Business Machines Corp. .............     70,000      5,928,300
NCR Corp.(b) ......................................      5,700        251,769
                                                                 ------------
                                                                    9,443,507
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES       VALUE
                                                       -------   ------------
CONSTRUCTION MATERIALS--0.5%
Vulcan Materials Co. ..............................     35,500   $  1,692,285

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
Deere & Co. .......................................     18,200      1,151,514
PACCAR, Inc. ......................................     14,500        872,755
                                                                 ------------
                                                                    2,024,269
                                                                 ------------
CONSUMER FINANCE--2.1%
American Express Co. ..............................     78,300      3,916,566
Capital One Financial Corp. .......................      3,100        210,056
MBNA Corp. ........................................    132,300      3,193,722
                                                                 ------------
                                                                    7,320,344
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Computer Sciences Corp.(b) ........................      9,500        440,325
Fiserv, Inc.(b) ...................................     39,500      1,373,810
Sabre Holdings Corp. Class A ......................     15,200        349,600
                                                                 ------------
                                                                    2,163,735
                                                                 ------------
DEPARTMENT STORES--2.0%
Dillard's, Inc. Class A ...........................     15,100        286,900
Federated Department Stores, Inc. .................     49,200      2,135,280
May Department Stores Co. (The) ...................    110,600      2,710,806
Nordstrom, Inc. ...................................     31,800      1,180,734
Penney (J.C.) Co., Inc. ...........................     15,300        586,296
                                                                 ------------
                                                                    6,900,016
                                                                 ------------
DIVERSIFIED BANKS--5.7%
Bank of America Corp. .............................    265,600     11,946,688
U.S. Bancorp ......................................     13,300        392,350
Wachovia Corp. ....................................    134,800      6,323,468
Wells Fargo & Co. .................................     22,300      1,310,125
                                                                 ------------
                                                                   19,972,631
                                                                 ------------
DIVERSIFIED CHEMICALS--0.9%
Dow Chemical Co. (The) ............................     33,700      1,442,697
Eastman Chemical Co. ..............................     30,000      1,395,900
PPG Industries, Inc. ..............................      4,300        257,011
                                                                 ------------
                                                                    3,095,608
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
Cendant Corp. .....................................     27,800        601,314
Dun & Bradstreet Corp.(b) .........................     11,200        617,568
                                                                 ------------
                                                                    1,218,882
                                                                 ------------
DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp.(b) .............................      4,800        391,488


                                                        SHARES       VALUE
                                                       -------   ------------
ELECTRIC UTILITIES--1.1%
Exelon Corp. ......................................     43,600   $  1,606,660
Great Plains Energy, Inc. .........................     71,100      2,144,376
                                                                 ------------
                                                                    3,751,036
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Emerson Electric Co. ..............................     27,800      1,730,550
Hubbell, Inc. Class B .............................      9,100        392,665
Rockwell Automation, Inc. .........................     14,400        561,600
                                                                 ------------
                                                                    2,684,815
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
Agilent Technologies, Inc.(b) .....................    105,500      2,162,750
AVX Corp. .........................................     27,000        312,660
Tektronix, Inc. ...................................     57,300      1,637,061
                                                                 ------------
                                                                    4,112,471
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(b) ..............................     33,000        228,360

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co. ......................................     43,400      1,588,440

FOOD RETAIL--0.0%
SUPERVALU, Inc. ...................................      6,000        158,160

FOOTWEAR--0.2%
NIKE, Inc. Class B ................................     10,900        820,879

FOREST PRODUCTS--1.0%
Weyerhaeuser Co. ..................................     55,000      3,438,050

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. ...........................     12,000        649,200

HEALTH CARE EQUIPMENT--1.1%
Becton, Dickinson & Co. ...........................     27,900      1,342,548
PerkinElmer, Inc. .................................     41,600        727,168
Respironics, Inc.(b) ..............................     13,119        697,931
Thermo Electron Corp.(b) ..........................     42,800      1,124,356
                                                                 ------------
                                                                    3,892,003
                                                                 ------------
HEALTH CARE SERVICES--0.4%
IMS Health, Inc. ..................................     57,700      1,346,141

HEALTH CARE SUPPLIES--0.6%
Bausch & Lomb, Inc. ...............................     25,300      1,668,535
Haemonetics Corp. .................................      8,000        252,960
                                                                 ------------
                                                                    1,921,495
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--0.1%
THQ, Inc.(b) ......................................     17,300        328,527

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES       VALUE
                                                       -------   ------------
HOME IMPROVEMENT RETAIL--1.5%
Home Depot, Inc. (The) ............................     88,400   $  3,231,904
Sherwin-Williams Co. (The) ........................     50,500      2,085,650
                                                                 ------------
                                                                    5,317,554
                                                                 ------------
HOUSEHOLD APPLIANCES--0.6%
Black & Decker Corp. (The) ........................     28,300      1,950,719

HOUSEHOLD PRODUCTS--2.2%
Kimberly-Clark Corp. ..............................     55,100      3,675,170
Procter & Gamble Co. (The) ........................     69,600      3,895,512
                                                                 ------------
                                                                    7,570,682
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. ..............................     28,800      2,106,720

INDUSTRIAL CONGLOMERATES--1.4%
3M Co. ............................................     51,100      4,208,596
Textron, Inc. .....................................     11,600        736,484
                                                                 ------------
                                                                    4,945,080
                                                                 ------------
INDUSTRIAL MACHINERY--2.1%
Eaton Corp. .......................................     39,900      2,407,965
Ingersoll-Rand Co. Class A ........................     61,100      3,972,111
Parker Hannifin Corp. .............................     17,400        946,038
                                                                 ------------
                                                                    7,326,114
                                                                 ------------
INSURANCE BROKERS--0.4%
Willis Group Holdings Ltd. ........................     40,200      1,405,794

INTEGRATED OIL & GAS--6.4%
ChevronTexaco Corp. ...............................     59,300      5,781,750
Exxon Mobil Corp. .................................    270,000     12,447,000
Occidental Petroleum Corp. ........................     78,600      4,059,690
                                                                 ------------
                                                                   22,288,440
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.0%
ALLTEL Corp. ......................................     21,400      1,169,510
BellSouth Corp. ...................................    147,700      3,952,452
CenturyTel, Inc. ..................................     21,800        701,742
SBC Communications, Inc. ..........................     85,200      2,197,308
Verizon Communications, Inc. ......................    153,800      6,036,650
                                                                 ------------
                                                                   14,057,662
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc.(b) ................................    119,900      1,200,199


                                                        SHARES       VALUE
                                                       -------   ------------
INVESTMENT BANKING & BROKERAGE--1.8%
E*TRADE Financial Corp.(b) ........................     24,800   $    292,144
Goldman Sachs Group, Inc. (The) ...................     21,500      1,927,475
Morgan Stanley ....................................     78,200      3,967,086
                                                                 ------------
                                                                    6,186,705
                                                                 ------------
IT CONSULTING & OTHER SERVICES--0.4%
CACI International, Inc. Class A(b) ...............     28,100      1,368,189

LIFE & HEALTH INSURANCE--2.0%
AFLAC, Inc. .......................................     13,700        549,370
Lincoln National Corp. ............................     45,900      2,079,270
MetLife, Inc. .....................................     99,400      3,702,650
Prudential Financial, Inc. ........................      6,400        295,552
StanCorp Financial Group, Inc. ....................      2,500        181,250
                                                                 ------------
                                                                    6,808,092
                                                                 ------------
MANAGED HEALTH CARE--2.5%
Aetna, Inc. .......................................     13,700      1,269,305
Anthem, Inc.(b) ...................................      2,700        219,348
CIGNA Corp. .......................................     12,600        838,656
UnitedHealth Group, Inc. ..........................     64,800      4,285,224
WellPoint Health Networks, Inc.(b) ................     20,900      2,051,962
                                                                 ------------
                                                                    8,664,495
                                                                 ------------
METAL & GLASS CONTAINERS--0.1%
Silgan Holdings, Inc. .............................      4,100        183,475

MOVIES & ENTERTAINMENT--4.2%
Time Warner, Inc.(b) ..............................    428,800      7,010,880
Viacom, Inc. Class B ..............................     74,400      2,478,264
Walt Disney Co. (The) .............................    226,100      5,075,945
                                                                 ------------
                                                                   14,565,089
                                                                 ------------
MULTI-LINE INSURANCE--1.0%
American International Group, Inc. ................     42,600      3,034,824
Hartford Financial Services Group, Inc. (The) .....      4,000        244,640
Unitrin, Inc. .....................................      4,100        171,995
                                                                 ------------
                                                                    3,451,459
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--2.4%
Constellation Energy Group, Inc. ..................    105,700      4,344,270
Sempra Energy .....................................    107,100      3,871,665
                                                                 ------------
                                                                    8,215,935
                                                                 ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.(b) ....................................     54,200        727,906

OFFICE SERVICES & SUPPLIES--0.3%
HNI Corp. .........................................     23,300        913,360

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES       VALUE
                                                       -------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.3%
Citigroup, Inc. ...................................    172,000   $  8,011,760
J.P. Morgan Chase & Co. ...........................    180,500      7,144,190
                                                                 ------------
                                                                   15,155,950
                                                                 ------------
PACKAGED FOODS & MEATS--1.9%
Kellogg Co. .......................................    131,900      5,537,162
Tyson Foods, Inc. Class A .........................     61,900      1,020,112
                                                                 ------------
                                                                    6,557,274
                                                                 ------------
PHARMACEUTICALS--8.1%
Bristol-Myers Squibb Co. ..........................    200,400      4,755,492
Johnson & Johnson .................................    123,700      7,186,970
Merck & Co., Inc. .................................     95,800      4,308,126
Pfizer, Inc. ......................................    300,000      9,801,000
Wyeth .............................................     64,300      2,351,451
                                                                 ------------
                                                                   28,403,039
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.8%
Eastman Kodak Co. .................................     94,800      2,804,184

PROPERTY & CASUALTY INSURANCE--2.4%
Allstate Corp. (The) ..............................    131,000      6,184,510
Cincinnati Financial Corp. ........................      6,300        254,205
Mercury General Corp. .............................      7,700        386,155
Progressive Corp. (The) ...........................     17,300      1,389,190
SAFECO Corp. ......................................      5,300        255,301
                                                                 ------------
                                                                    8,469,361
                                                                 ------------
PUBLISHING & PRINTING--0.5%
McGraw-Hill Cos., Inc. (The) ......................     21,300      1,613,049
Meredith Corp. ....................................      5,000        250,400
                                                                 ------------
                                                                    1,863,449
                                                                 ------------
RAILROADS--0.2%
Norfolk Southern Corp. ............................     19,600        556,640

REGIONAL BANKS--0.7%
Hibernia Corp. Class A ............................     43,600      1,170,660
Marshall & Ilsley Corp. ...........................      4,300        172,344
National City Corp. ...............................      9,600        362,784
PNC Financial Services Group, Inc. (The) ..........      6,200        332,754
SunTrust Banks, Inc. ..............................      6,000        408,600
                                                                 ------------
                                                                    2,447,142
                                                                 ------------
REITS--0.3%
iStar Financial, Inc. .............................     25,300      1,018,072


                                                        SHARES       VALUE
                                                       -------   ------------
RESTAURANTS--1.4%
McDonald's Corp. ..................................    107,200   $  2,896,544
Wendy's International, Inc. .......................     19,200        659,904
Yum! Brands, Inc. .................................     34,300      1,362,053
                                                                 ------------
                                                                    4,918,501
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.(b) ........................     96,600      1,534,974

SEMICONDUCTORS--2.5%
Analog Devices, Inc. ..............................     19,800        687,456
Intel Corp. .......................................    327,800      6,978,862
Maxim Integrated Products, Inc. ...................     22,400        972,832
                                                                 ------------
                                                                    8,639,150
                                                                 ------------
SOFT DRINKS--0.5%
Pepsi Bottling Group, Inc. (The) ..................     15,700        420,603
PepsiAmericas, Inc. ...............................     22,800        452,352
PepsiCo, Inc. .....................................     18,700        935,000
                                                                 ------------
                                                                    1,807,955
                                                                 ------------
SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co. .................................     12,000        486,360

SPECIALTY STORES--0.4%
Barnes & Noble, Inc.(b) ...........................      6,200        214,272
Claire's Stores, Inc. .............................     43,100      1,049,054
Staples, Inc. .....................................      7,700        220,836
                                                                 ------------
                                                                    1,484,162
                                                                 ------------
STEEL--0.0%
United States Steel Corp. .........................      4,700        173,477

SYSTEMS SOFTWARE--3.3%
Microsoft Corp. ...................................    410,500     11,206,650
Oracle Corp.(b) ...................................     15,400        153,538
                                                                 ------------
                                                                   11,360,188
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.2%
Avnet, Inc.(b) ....................................     15,500        246,140
Tech Data Corp.(b) ................................     13,400        504,644
                                                                 ------------
                                                                      750,784
                                                                 ------------
TOBACCO--0.7%
Altria Group, Inc. ................................      8,700        425,865
Reynolds American, Inc. ...........................     25,400      1,917,700
                                                                 ------------
                                                                    2,343,565
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES       VALUE
                                                       -------   ------------
TRUCKING--0.0%
Overnite Corp. ....................................      5,800   $    176,552

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Class A(b) ............     46,600      1,080,654
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $294,077,133)                                    339,582,892
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.5%

AUTO PARTS & EQUIPMENT--0.3%
Autoliv, Inc. (Sweden) ............................     22,600        954,850

INDUSTRIAL CONGLOMERATES--0.9%
Tyco International Ltd. (United States) ...........     97,000      3,038,040

IT CONSULTING & OTHER SERVICES--0.1%
Accenture Ltd. Class A (Bermuda)(b) ...............     17,500        456,750

REINSURANCE--0.2%
RenaissanceRe Holdings Ltd. (United States) .......     12,300        591,876
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,330,190)                                        5,041,516
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $298,407,323)                                    344,624,408
-----------------------------------------------------------------------------



                                           STANDARD
                                           & POOR'S       PAR
                                             RATING      VALUE
                                          (Unaudited)    (000)
                                          -----------   ------
SHORT-TERM OBLIGATIONS--0.9%

COMMERCIAL PAPER--0.9%
UBS Finance Delaware LLC 1.57%,
9/1/04 .................................      A-1+      $3,275      3,275,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,275,000)                                        3,275,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $301,682,323)                                    347,899,408(a)

Other assets and liabilities, net--0.2%                               636,974
                                                                 ------------
NET ASSETS--100.0%                                               $348,536,382
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $54,918,604 and gross depreciation of $12,692,852 for federal income tax purposes. At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $305,673,656.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2004

ASSETS
Investment securities at value
   (Identified cost $301,682,323)                                 $347,899,408
Cash                                                                     3,792
Receivables
   Investment securities sold                                        5,544,311
   Dividends and interest                                              669,024
   Fund shares sold                                                    262,342
Prepaid expenses                                                        31,783
                                                                  ------------
     Total assets                                                  354,410,660
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   4,439,363
   Fund shares repurchased                                             823,060
   Investment advisory fee                                             173,352
   Distribution and service fees                                       166,210
   Transfer agent fee                                                  160,766
   Financial agent fee                                                  21,966
   Trustees' fee                                                         1,131
Accrued expenses                                                        88,430
                                                                  ------------
     Total liabilities                                               5,874,278
                                                                  ------------
NET ASSETS                                                        $348,536,382
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $414,161,704
Undistributed net investment income                                  1,008,849
Accumulated net realized loss                                     (112,851,256)
Net unrealized appreciation                                         46,217,085
                                                                  ------------
NET ASSETS                                                        $348,536,382
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $201,329,876)                15,309,053
Net asset value per share                                               $13.15
Offering price per share $13.15/(1-5.75%)                               $13.95

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $68,636,612)                  5,441,751
Net asset value and offering price per share                            $12.61

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $78,569,894)                  6,226,888
Net asset value and offering price per share                            $12.62


                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME
Dividends                                                          $ 5,868,986
Interest                                                                27,703
Foreign taxes withheld                                                  (7,862)
                                                                   -----------
     Total investment income                                         5,888,827
                                                                   -----------
EXPENSES
Investment advisory fee                                              2,289,350
Service fees, Class A                                                  418,680
Distribution and service fees, Class B                                 733,173
Distribution and service fees, Class C                                 644,572
Financial agent fee                                                    225,163
Transfer agent                                                         697,942
Printing                                                                89,803
Custodian                                                               39,928
Professional                                                            34,755
Trustees                                                                33,364
Registration                                                            26,273
Miscellaneous                                                           21,811
                                                                   -----------
     Total expenses                                                  5,254,814
     Less expenses reimbursed by investment adviser                   (405,769)
     Custodian fees paid indirectly                                       (155)
                                                                   -----------
     Net expenses                                                    4,848,890
                                                                   -----------
NET INVESTMENT INCOME                                                1,039,937
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    24,151,871
Net change in unrealized appreciation (depreciation) on
   investments                                                       1,512,935
                                                                   -----------
NET GAIN ON INVESTMENTS                                             25,664,806
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $26,704,743
                                                                   ===========


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                  STATEMENT OF CHANGES IN NET ASSETS


                                                                                                      Year Ended      Year Ended
                                                                                                        8/31/04         8/31/03
                                                                                                     ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                                      $  1,039,937    $  1,199,216
   Net realized gain (loss)                                                                            24,151,871     (34,375,102)
   Net change in unrealized appreciation (depreciation)                                                 1,512,935      50,731,384
                                                                                                     ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         26,704,743      17,555,498
                                                                                                     ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                      (1,100,329)             --
   Net investment income, Class B                                                                         (59,766)             --
   Net investment income, Class C                                                                         (43,672)             --
                                                                                                     ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           (1,203,767)             --
                                                                                                     ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,693,157 and 2,568,062 shares, respectively)                        47,883,086      27,375,673
   Net asset value of shares issued from reinvestment of distributions (80,106 and 0 shares,
      respectively)                                                                                     1,033,371              --
   Net asset value of shares issued from Oakhurst Strategy Fund Merger (4,555,312 and 0 shares,
     respectively) (See Note 8)                                                                        61,094,441              --
   Cost of shares repurchased (4,079,715 and 6,871,113 shares, respectively)                          (52,859,130)    (71,849,116)
                                                                                                     ------------    ------------
Total                                                                                                  57,151,768     (44,473,443)
                                                                                                     ------------    ------------
CLASS B
   Proceeds from sales of shares (357,493 and 508,062 shares, respectively)                             4,452,625       5,267,068
   Net asset value of shares issued from reinvestment of distributions (4,368 and 0 shares,
      respectively)                                                                                        54,340              --
   Net asset value of shares issued from Oakhurst Strategy Fund Merger (351,611 and 0 shares,
     respectively) (See Note 8)                                                                         4,535,265              --
   Cost of shares repurchased (1,602,844 and 1,894,644 shares, respectively)                          (20,036,590)    (19,325,039)
                                                                                                     ------------    ------------
Total                                                                                                 (10,994,360)    (14,057,971)
                                                                                                     ------------    ------------
CLASS C
   Proceeds from sales of shares repurchased (388,311 and 587,338 shares, respectively)                 4,834,377       6,011,541
   Net asset value of shares issued from reinvestment of distributions (3,225 and 0 shares,
      respectively)                                                                                        40,114              --
   Net asset value of shares issued from Oakhurst Strategy Fund Merger (2,447,341 and 0 shares,
     respectively) (See Note 8)                                                                        31,578,221              --
   Cost of shares repurchased (1,220,602 and 1,807,167 shares, respectively)                          (15,261,033)    (18,315,329)
                                                                                                     ------------    ------------
Total                                                                                                  21,191,679     (12,303,788)
                                                                                                     ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                           67,349,087     (70,835,202)
                                                                                                     ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               92,850,063     (53,279,704)

NET ASSETS
   Beginning of period                                                                                255,686,319     308,966,023
                                                                                                     ------------    ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,008,849 AND
     $1,199,216, RESPECTIVELY]                                                                       $348,536,382    $255,686,319
                                                                                                     ============    ============


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                              CLASS A
                                                                     -----------------------------------------------------
                                                                                      YEAR ENDED AUGUST 31,
                                                                     -----------------------------------------------------
                                                                      2004        2003        2002        2001      2000
Net asset value, beginning of period                                 $11.86      $10.86      $13.30      $16.85     $14.61
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                     0.09        0.09        0.04        0.02       0.02
   Net realized and unrealized gain (loss)                             1.30        0.91       (2.48)      (3.57)      2.42
                                                                     ------      ------      ------      ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.39        1.00      (2.44)       (3.55)      2.44
                                                                     ------      ------      ------      ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               (0.10)         --          --          --      (0.02)
   Distributions from net realized gains                                 --          --          --          --      (0.18)
                                                                     ------      ------      ------      ------     ------
     TOTAL DISTRIBUTIONS                                              (0.10)         --          --          --      (0.20)
                                                                     ------      ------      ------      ------     ------
Change in net asset value                                              1.29        1.00       (2.44)      (3.55)      2.24
                                                                     ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD                                       $13.15      $11.86      $10.86      $13.30     $16.85
                                                                     ======      ======      ======      ======     ======
Total return(2)                                                       11.74%       9.21%     (18.35)%    (21.07)%    16.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $201,330    $131,169    $166,772    $245,471   $294,416

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                              1.25%(3)    1.25%(3)    1.25 %(3)   1.25 %     1.25%
   Gross operating expenses(4)                                         1.38%       1.45%       1.35 %      1.32 %     1.30%
   Net investment income                                               0.68%       0.82%       0.33 %      0.16 %     0.13%
Portfolio turnover                                                       53%         59%         40 %        34 %       55%

                                                                                              CLASS B
                                                                     -----------------------------------------------------
                                                                                      YEAR ENDED AUGUST 31,
                                                                     -----------------------------------------------------
                                                                      2004        2003        2002        2001      2000
Net asset value, beginning of period                                 $11.38      $10.50      $12.95      $16.54     $14.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                    (0.01)       0.01       (0.05)      (0.09)     (0.10)
   Net realized and unrealized gain (loss)                             1.25        0.87       (2.40)      (3.50)      2.39
                                                                     ------      ------      ------      ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.24        0.88       (2.45)      (3.59)      2.29
                                                                     ------      ------      ------      ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               (0.01)         --          --          --         --
   Distributions from net realized gains                                 --          --          --          --      (0.18)
                                                                     ------      ------      ------      ------     ------
     TOTAL DISTRIBUTIONS                                              (0.01)         --          --          --      (0.18)
                                                                     ------      ------      ------      ------     ------
Change in net asset value                                              1.23        0.88       (2.45)      (3.59)      2.11
                                                                     ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD                                       $12.61      $11.38      $10.50      $12.95     $16.54
                                                                     ======      ======      ======      ======     ======
Total return(2)                                                       10.90 %      8.38%     (18.92)%    (21.70)%    15.99 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $68,637     $72,051     $81,000    $116,539   $147,846

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                              2.00 %(3)   2.00%(3)    2.00 %(3)   2.00 %     2.00 %
   Gross operating expenses(4)                                         2.14 %      2.20%       2.10 %      2.06 %     2.05 %
   Net investment income (loss)                                       (0.07)%      0.08%      (0.42)%     (0.60)%    (0.62)%
Portfolio turnover                                                       53 %        59%         40 %        34 %       55 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) The ratio of net operating expenses to average net assets includes reimbursements or waivers and excludes the effect of expense offsets for custodian fees; if the expense offsets were included, the ratio would not significantly differ.
(4) The ratio of gross operating expenses to average net assets is prior to the reduction of any reimbursements, waivers, or expense offsets.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                              CLASS C
                                                                     -----------------------------------------------------
                                                                                      YEAR ENDED AUGUST 31,
                                                                     -----------------------------------------------------
                                                                      2004        2003        2002        2001      2000
Net asset value, beginning of period                                 $11.38      $10.50      $12.96      $16.55     $14.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                    (0.01)       0.01       (0.05)      (0.09)     (0.10)
   Net realized and unrealized gain (loss)                             1.26        0.87       (2.41)      (3.50)      2.40
                                                                     ------      ------      ------      ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.25        0.88       (2.46)      (3.59)      2.30
                                                                     ------      ------      ------      ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               (0.01)         --          --          --         --
   Distributions from net realized gains                                 --          --          --          --      (0.18)
                                                                     ------      ------      ------      ------     ------
     TOTAL DISTRIBUTIONS                                              (0.01)         --          --          --      (0.18)
                                                                     ------      ------      ------      ------     ------
Change in net asset value                                              1.24        0.88       (2.46)      (3.59)      2.12
                                                                     ------      ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD                                       $12.62      $11.38      $10.50      $12.96     $16.55
                                                                     ======      ======      ======      ======     ======
Total return(2)                                                       10.80 %      8.48%     (18.98)%    (21.69)%    16.06 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $78,570     $52,466     $61,193     $86,080   $106,272

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                              2.00 %(3)   2.00%(3)    2.00 %(3)   2.00 %     2.00 %
   Gross operating expenses(4)                                         2.13 %      2.20%       2.10 %      2.06 %     2.05 %
   Net investment income (loss)                                       (0.07)%      0.08%      (0.42)%     (0.60)%    (0.62)%
Portfolio turnover                                                       53 %        59%         40 %        34 %       55 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) The ratio of net operating expenses to average net assets includes reimbursements or waivers and excludes the effect of expense offsets for custodian fees; if the expense offsets were included, the ratio would not significantly differ.
(4) The ratio of gross operating expenses to average net assets is prior to the reduction of any reimbursements, waivers, or expense offsets.

                        See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004


1. ORGANIZATION
   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
   Currently one fund, the Phoenix-Oakhurst Growth & Income Fund (the "Fund") is offered for sale. The Fund seeks dividend growth, current income, and capital appreciation.
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of all classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code"), and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (CONTINUED)

effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

G. EXPENSES:
   Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative method can be more fairly made.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund for the first $1 billion; 0.70% of such value between $1 billion and $2 billion; and 0.65% of such value in excess of $2 billion. The Adviser has voluntarily agreed to assume total operating expenses of the Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2004, to the extent that such expenses exceed the following percentages of the average annual net assets:


                       Class A     Class B    Class C
                       -------     -------    -------
                         1.25%      2.00%      2.00%

   The Adviser will not seek to recapture any prior years' reimbursed or waived investment advisory fees.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $16,408 for Class A shares and deferred sales charges of $149,040 for Class B shares and $2,653 for Class C shares for the period ended August 31, 2004.
   In addition to these amounts, for the period September 1, 2003 to May 31, 2004, $16,990 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. W.S. Griffith Securities, Inc. no longer writes any business for the Fund.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of each respective class. PEPCO has advised the Fund of the following information: $780,187 was retained by the Distributor, $982,818 was paid to unaffiliated participants for the period ended August 31, 2004, and $33,420 was paid to W.S. Griffith Securities, Inc. for the period ended May 31, 2004.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of the Fund. Certain minimum fees may apply. For the period ended August 31, 2004, the Fund incurred PEPCO financial agent fees totaling $225,163.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended August 31, 2004, transfer agent fees were $697,942 as reported in the Statement of Operations, of which PEPCO retained $297,477.
   At August 31, 2004, PNX and its affiliates and the retirement plans of PNX and its affiliates held 1,919,084 Class A shares of the Fund with a value of $25,235,955.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended August 31, 2004 (excluding U.S. Government and agency securities and short-term securities) amounted to $157,504,313 and $188,860,563, respectively. There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 2004.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (CONTINUED)

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
   High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser to accurately predict risk.

6. FEDERAL INCOME TAX INFORMATION
   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year
                    ---------------------------------------
                        2008          2009         2010
                    -----------   -----------   -----------
                     $6,901,728   $24,161,266   $27,601,995

                                 Expiration Year
                    ---------------------------------------
                        2011          2012          Total
                    -----------   -----------  ------------
                    $47,229,498    $2,953,221  $108,847,708

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.
   Utilization of the capital loss carry forward which arose in connection with the tax-free reorganization with Phoenix-Oakhurst Strategy Fund of $39,329,254 may be limited by federal income tax regulations.
   Under the current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended August 31, 2004, the Fund deferred post-October capital losses of $0 and recognized prior year post-October losses of $26,593,474.
   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $1,008,849 and undistributed long-term capital gains of $0.
   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

7. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of August 31, 2004, the Fund decreased undistributed net investment income by $26,537, decreased accumulated net realized loss by $40,147,423 and increased paid in capital by $40,173,960.

8. MERGER

   On April 16, 2004, the Phoenix-Oakhurst Growth & Income Fund ("Growth & Income") acquired all of the net assets of the Phoenix-Oakhurst Strategy Fund ("Strategy") pursuant to an Agreement and Plan of Reorganization approved by the Strategy shareholders on March 19, 2004.
   The acquisition was accomplished by a tax-free exchange of 4,555,312 Class A shares of Growth & Income, 351,611 Class B shares of Growth & Income and 2,447,341 Class C shares of Growth & Income (valued at $61,094,441, $4,535,265, and $31,578,221, respectively) for 7,036,348 Class A shares of Strategy, 528,814 Class B shares of Strategy and 3,691,539 Class C shares of Strategy outstanding on April 16, 2004. Strategy net assets on that date, $97,207,927, including $14,788,304 of appreciation, were combined with those of Growth & Income. The aggregate net assets of Growth & Income immediately after the merger were $377,463,018.
   The shareholders of each Class of Strategy received for each share owned approximately 0.65, 0.66 and 0.66 shares, respectively, for Class A, Class B and Class C shares of Growth & Income.

9. PROXY VOTING PROCEDURES (UNAUDITED)
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

10. FORM N-Q INFORMATION (UNAUDITED)
   The Fund will be filing complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (CONTINUED)

http://www.sec.gov. Furthermore, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm. This is a new filing requirement by the SEC. The initial Form N-Q filing for this Fund will be as of November 30, 2004 and will be available on the SEC's website on or about January 29, 2005.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)
   For the fiscal year ended August 31, 2004, for federal income tax purposes, 100% of the ordinary income dividends paid by the Fund qualify for the dividends received deduction for corporate shareholders.
   Effective for the fiscal year ended August 31, 2004, the Fund hereby designates 100%, or the maximum allowable of its ordinary income dividends to qualify for the lower tax rate applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix Equity Series Fund and Shareholders of
Phoenix-Oakhurst Growth & Income Fund


   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Oakhurst Growth & Income Fund (constituting Phoenix Equity Series Fund, hereafter referred to as the "Trust") at August 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/S/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
October 8, 2004

FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                 Served since        35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC        1997.                          Trustee/Director, Realty Foundation of New York (1972-present), Pace
101 Park Avenue                                                 University (Director/Trustee Emeritus) (1978-present), New York
New York, NY 10178                                              Housing Partnership Development Corp. (Chairman) (1981-present),
DOB: 8/2/29                                                     (Director/Trustee) Greater New York Councils, Boy Scouts of America
                                                                (1985-present), The Academy of Political Science (Vice Chairman)
                                                                (1985-present), Urstadt Biddle Property Corp. (1989-present), The
                                                                Harlem Youth Development Foundation, Chairman (1998-2002). Colgate
                                                                University (Trustee Emeritus) (since 2004). Chairman/Director,
                                                                Metropolitan Transportation Authority (1992-2001). Director, Trism,
                                                                Inc. (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                Centennial Insurance Company (1974-2002), Josiah Macy, Jr.,
                                                                Foundation (1975-present), Union Pacific Corp. (1978-2002),
                                                                BlackRock Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne              Served since        35         Currently retired.
The Flat, Elmore Court           1997.
Elmore, GL0S, GL2 6NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                   Served since        24         Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way              2004.                          (1986-present). Director, Coutts & Co. Trust Holdings Limited
West Palm Beach, FL 33412                                       (1991-1999), Coutts & Co. Group (1994-1999) and Coutts & Co.
DOB: 3/28/30                                                    International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries              Served since        28         Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #902         1997.
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                 Served since        25         Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.        1997.                          Chairman (1995-2000) and Chief Executive Officer (1995-1998), Carson
736 Market Street, Ste. 1430                                    Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
Chattanooga, TN 37402                                           portfolios).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara            Served since        35         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of            2001.                          (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris                Served since        35         Currently retired. Vice President, W.H. Reaves and Company
164 Laird Road                   1997.                          (investment management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                 Served since        24         President, Romans & Company (private investors and financial
39 S. Sheridan Road              2004.                          consultants) (1987-present). Trustee, Burnham Investors Trust
Lake Forest, IL 60045                                           (5 portfolios) (1967-present).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson              Served since        25         Managing Director, Northway Management Company (1998-present).
Northway Management Company LLC  1997.
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.           Served since        25         Director, Medallion Financial New York (2003-present), Director,
200 Duke Street                  1997.                          UST, Inc. (1995-2004), HPSC Inc. (1995-2004), Compuware
Alexandria, VA 22314                                            (1996-present) and WWF, Inc. (2000-present). President, The Trust
DOB: 5/16/31                                                    for America's Health (non-profit) (2001-present).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
     NAME, ADDRESS,                            PORTFOLIOS IN
      DATE OF BIRTH                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
   AND POSITION(S) WITH            LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST                   TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche           Served since        30         Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC       2002.                          Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                        Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin          Served since        71         Consultant, Phoenix Investment Partners, Ltd. (2002-2003). Director,
   DOB: 10/23/46                 1997.                          PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                                (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
   Chairman and President                                       Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                                Phoenix Investment Partners, Ltd. Consultant (2002-2003), Director
                                                                and Executive Vice President (2000-2002), The Phoenix Companies,
                                                                Inc., Director (1994-2002) and Executive Vice President, Investments
                                                                (1987-2002), Phoenix Life Insurance Company. Director (1983-2002)
                                                                and Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                (1982-2002) and President (1982-2000), Phoenix Equity Planning
                                                                Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                                (2001-2002). Director (2001-2002) and President (April
                                                                2002-September 2002), Phoenix Investment Management Company.
                                                                Director and Executive Vice President, Phoenix Life and Annuity
                                                                Company (1996-2002). Director (1995-2000) and Executive Vice
                                                                President and Chief Investment Officer (1994-2002), PHL Variable
                                                                Insurance Company. Director, Phoenix National Trust Holding Company
                                                                (2001-2002). Director (1985-2002), Vice President (1986-2002) and
                                                                Executive Vice President (2002-2002), PM Holdings, Inc. Director,
                                                                W.S. Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                Served since        30         Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets
   Northeast Partners            1997.                          Inc.) (financial services) (1997-present). Managing Director, Wydown
   150 Federal Street                                           Group (consulting firm) (1994-present). Director, Investors
   Suite 1000                                                   Financial Service Corporation (1995-present), Investors Bank & Trust
   Boston, MA 02100                                             Corporation (1995-present), Plymouth Rubber Co. (1995-2003), Stifel
   DOB: 5/31/46                                                 Financial (1996-present), Connecticut River Bancorp (1998-present),
                                                                Connecticut River Bank (1999-present), Trust Company of New
                                                                Hampshire (2002-present), 1Mind, Inc. (2000-2002) and 1Mind.com
                                                                (2000-present). Director and Treasurer, Endowment for Health, Inc.
                                                                (2000-present). Chairman, Emerson Investment Management, Inc.
                                                                (2000-present). Member, Chief Executives Organization
                                                                (1996-present). Vice Chairman, Massachusetts Housing Partnership
                                                                (1994-1999). Director, Blue Cross and Blue Shield of New Hampshire
                                                                (1994-1999), AIB Govett Funds (1991-2000) and Command Systems, Inc.
                                                                (1998-2000). Director, Phoenix Investment Partners, Ltd.
                                                                (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of  The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of  his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being  treated as an Interested Trustee due to certain business and financial relationships and investments existing among Mr. Oates, Hudson Castle Group Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
      NAME, ADDRESS           TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH             TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry              Executive Vice President       Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52                since 1998.                    (1998-present), President, Phoenix Equity Planning Corporation
                                                           (2000-present). Executive Vice President, certain funds within the
                                                           Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President          Vice President, Chief Administrative Officer (2003-present), Senior Vice
DOB: 7/27/62                since May 2004.                President, Chief Administrative Officer, Private Client Group
                                                           (1999-2003), Vice President (1995-1999), Phoenix Investment Partners,
                                                           Ltd. Senior Vice President, Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Treasurer since 1997.          Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                              Assistant Treasurer (2001-2003), Vice President, Operations
                                                           (2003-present), Phoenix Equity Planning Corporation. Treasurer, certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth            Secretary since 2002;          Vice President and Insurance and Investment Products Counsel
One American Row            Chief Legal Officer            (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102          since 2003.                    Secretary (2002-present), Chief Legal Officer (2003-present), certain
DOB: 11/14/58                                              funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                          ---------------
                                                             PRESORTED
                                                             STANDARD
                                                           U.S. POSTAGE
                                                               PAID
                                                          Louisville, KY
                                                          Permit No. 1051
                                                          ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 213 (10/04)


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,520 for 2003 and $26,520 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,750 for 2003 and $4,750 for 2004.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1)    Disclose   the   audit   committee's  pre-approval   policies and
               procedures   described  in   paragraph  (c)(7)  of  Rule 2-01  of
               Regulation S-X.

               The Phoenix Equity Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

               The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                               2003           2004

                           (b)     N/A        N/A

                           (c)     0%         100%

                           (d)     N/A        N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $294,250 for 2003 and $381,928 for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a) under the 1940 Act  and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule 30a-2(a)  under the 1940 Act  and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Phoenix Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date           November 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date           November 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date           November 8, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.